TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Facsimile 954.847.2288
Telephone 954.527.7500

August 1, 2013

Filed Via EDGAR (CIK 0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:  Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 26, 2013.

Very truly yours,

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

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